FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative Credit Facility and Bonds (Details)							12 Months Ended
	Jun. 29, 2021 USD ($)	Jun. 29, 2021 EUR (€)	Apr. 09, 2021 USD ($)	Apr. 09, 2021 EUR (€)	Dec. 20, 2019 USD ($) extension_option	Dec. 19, 2018 USD ($) extension_option	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 29, 2021 EUR (€)	Jun. 02, 2021 EUR (€)	Nov. 25, 2020 USD ($)	Dec. 20, 2019 EUR (€)	Nov. 27, 2019 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 8,401,000,000
Proceeds from long-term debt							147,000,000	$ 323,000,000	$ 5,772,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity						$ 5,500,000,000	5,500,000,000
Number of possible extensions | extension_option						2
Borrowings, extension option term						1 year
Borrowings							0	0
Undrawn borrowing facilities							5,500,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity								5,400,000,000							$ 5,400,000,000
0.1 billion Revolving Credit Facility, Due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity								100,000,000
2010 Revolving Multi-currency Letter of Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity													$ 395,000,000				$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving Multi-currency Letter of Credit Facility, Due in 2022
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity																$ 350,000,000
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 342,000,000	€ 285,000,000
Notional amount | €				€ 500,000,000
€1 billion Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €										€ 1,000,000,000.0
Extinguishment of debt, amount	$ 562,000,000	€ 471,000,000
Interest paid, classified as investing activities	595,000,000	€ 501,000,000
Borrowings	$ 625,000,000						$ 604,000,000	1,234,000,000			€ 529,000,000
€1 billion Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%						2.25%			2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 750,000,000
Extinguishment of debt, amount	$ 460,000,000
Interest paid, classified as investing activities	503,000,000
Borrowings	$ 290,000,000						$ 289,000,000	747,000,000
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%						3.60%			3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 500,000,000
Extinguishment of debt, amount	$ 73,000,000
Interest paid, classified as investing activities	86,000,000
Borrowings	$ 183,000,000						$ 183,000,000	256,000,000
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.125%						6.13%			6.13%	6.125%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 750,000,000
Extinguishment of debt, amount	$ 349,000,000
Interest paid, classified as investing activities	399,000,000
Borrowings	$ 401,000,000						$ 399,000,000	$ 745,000,000
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%						4.55%			4.55%	4.55%
€100 million Bilateral Term Loan, Due in 2023
Disclosure of detailed information about borrowings [line items]
Number of possible extensions | extension_option					2
Borrowings, extension option term					1 year
Notional amount					$ 110,000,000									€ 100,000,000
EIB Loan
Disclosure of detailed information about borrowings [line items]
Notional amount | €												€ 280,000,000